Stockholders' equity - General and dividends (Details) $ in Millions	1 Months Ended						12 Months Ended
	Apr. 30, 2018 USD ($)	Mar. 31, 2018 SFr / shares	Apr. 30, 2017 SFr / shares	Apr. 30, 2017 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 SFr / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 SFr / shares shares	Dec. 31, 2017 SFr / shares shares
Equity
Company's authorized shares | shares										2,672,000,000	2,672,000,000
Company's registered and issued shares | shares										2,168,148,264	2,168,148,264
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share) | SFr / shares		SFr 0.78	SFr 0.76			SFr 0.74
Common stock, par value (in dollars per share) | SFr / shares						0.86				SFr 0.12	SFr 0.12
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share) | SFr / shares						SFr 0.12
Nominal value reduction									$ 1,626
Distribution to ABB Ltd's shareholders	$ 1,736			$ 1,622			$ 1,736	$ 1,622
Capital stock
Equity
Nominal value reduction					$ 1,239
Additional paid-in capital
Equity
Nominal value reduction					(15)				(15)
Retained earnings
Equity
Nominal value reduction					$ 402				$ 402
Distribution to ABB Ltd's shareholders							$ 1,736	$ 1,622